EQUITY (Summary of Restricted Stock Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Non-vested at January 1, 2016	16,500
Number of RSUs, Granted	226,000
Number of RSUs, Vested	(11,500)
Number of RSUs, Forfeited
Non-vested at December 31, 2016	231,000	16,500
Non-vested at January 1, 2016	$ 11.47
Fair value at grant date, RSU Granted	7.25	$ 0.00	$ 10.34
Fair value at grant date, Vested	11.47
Fair value at grant date, Forfeited
Non-vested at December 31, 2016	$ 7.25	$ 11.47
Total fair value RSU vested	$ 132